Stock Options and Nonvested Shares	12 Months Ended
Dec. 31, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock Options and Nonvested Shares
16.	STOCK OPTIONS AND NONVESTED SHARES

As of December 31, 2020, the Company and its subsidiaries have five share-based compensation plans, which are described below. The compensation expenses that had been charged against income for those plans were $2,240,512, $1,113,828 and $986,833 for 2018, 2019, and 2020, respectively.

2004 Stock incentive plan

In January 2004, the Company adopted the 2004 stock incentive plan (the “2004 Plan”) which allows the Company to offer a variety of incentive awards to employees, directors, officers and other eligible persons in the Company, and consultants and advisors outside the Company. We amended the 2004 Plan in September 2004, August 2006, June 2009 and June 2010. The total number of ordinary shares authorized under the 2004 Plan was 30,688,488, and all of these authorized ordinary shares were granted to directors, officers, employees and non-employees as of December 31, 2014.

Summary of stock options to employees and non-employees

A summary of the stock option activity is as follows:

	2018		2019		2020
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	of options	exercise price	of options	exercise price	of options	exercise price
Outstanding at beginning of year	13,677,960	$0.46	13,202,200	$0.43	13,160,200	$0.43
Exercised	(2,400)	0.25	(20,000)	0.25	—	—
Forfeited	(473,360)	1.16	(22,000)	1.43	(2,382,500)	1.27
Outstanding at end of year	13,202,200	$0.43	13,160,200	$0.43	11,137,700	$0.21
Shares exercisable at end of year	13,202,200	$0.43	13,160,200	$0.43	11,137,700	$0.21

The following table summarizes information with respect to stock options outstanding at December 31, 2020:

	Options outstanding				Option exercisable
Stock option with exercise price of:	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price	Aggregate intrinsic value as of December 31, 2020	Number exercisable	Weighted average exercise price	Aggregate intrinsic value as of December 31, 2020
$0.25	11,137,700				11,137,700

	11,137,700	2.99	$0.21	$—	11,137,700	$0.21	$—

Summary of stock options to employees and non-employees - continued

The total intrinsic value of options exercised during the years ended December 31, 2018, 2019 and 2020 was nil, nil, and nil, respectively. The total fair value of shares vested during the year ended December 31, 2018, 2019 and 2020 were nil, nil and nil, respectively. As of December 31, 2016, all share-based compensation expenses relating to the stock options under the 2004 Plan were recognized.

Restricted shares to employees

On January 2, 2014, the Company granted remaining 1,100,240 ordinary shares, which were in the form of restricted shares, to employees under 2004 Plan. The vesting of the restricted shares is subject to rendering service to the Company for three years. Based on the Company’s requisite service period stated in the 2004 Plan, all the granted restricted shares were vested as of January 2, 2017, of which 330,085 shares were issued to employees as of December 31, 2018. The fair value of restricted shares is $1.106, which equal to the fair market value of the Company’s shares at the date of grant. As of December 31, 2016, all the share-based compensation expenses relating to the restricted shares under the 2004 Plan were recognized.

2007 Equity incentive plan

In July 2007, the Company adopted the 2007 Equity incentive plan (the “2007 Plan”) and granted nonvested shares covering 10,558,493 ordinary shares of the Company to the employees who were eligible for the 2007 Plan. The vesting of the nonvested shares are subject to achieving certain operating performance targets and rendering service to the Company for the requisite service period stated in the 2007 Plan. Based on the Company’s operating performance, 8,658,048 shares were vested as of December 31, 2010.

In June 2014, the Annual General Meeting approved the amendment to the 2007 Plan and the Restricted Stock Issuance and Allocation Agreement of 2007 Plan. Pursuant to such agreement, together with the remaining 1,900,445 ordinary shares which were not vested due to the operating performance targets under 2007 Plan not being achieved, 3,000,000 ordinary shares were collectively granted to the employees who were eligible. The fair value of a nonvested share on the grant date was measured at the quoted market price of the Company’s equity shares. The nonvested shares shall become activated and vest during the period commencing from the grant date and ending on December 31, 2016 based on the Company’s achievement of the performance targets.

As of December 31, 2014, there was no nonvested shares become activated and vested due to the performance targets were not achieved, and nil share-based compensation expenses relating to the nonvested shares was recognized.

As of December 31, 2015, the granted shares were activated and vested based on the Company’s achievement of performance target. The fair value of granted share is $0.82, which equal to the fair market value of the Company’s shares at the date of grant. The Company recognized share-based compensation expenses of nil, nil and nil for the years ended December 31, 2018, 2019 and 2020, respectively. As of December 31, 2016, all the share-based compensation expenses relating to the restricted shares under the 2007 Plan were recognized.

2010 Equity incentive plan of Rifa Financial Holdings

In November 2010, Rifa Financial Holdings, a subsidiary of the Company, implemented the “2010 equity incentive plan” (the “2010 Plan”) under which the Company transferred 1,500 nonvested shares which representing 15% of total Rifa Financial Holdings’ equity interest to its management group as a share incentive. If the grantees left the Company before the third anniversary of the grant date when the nonvested shares become vested, they should transfer the shares to the Company at no consideration. Therefore, the total share based compensation expenses are recognized ratably over the three years of vesting period. In addition, as the grantees are entitled to all the shareholder’s rights, including the dividend rights since the date of grant, the 15% share of the earnings of Rifa Financial Holdings is recognized as noncontrolling interest on the Company’s consolidated financial statements since November 1, 2010, the date of grant.

2014 Stock incentive plan

In July 2014, the Company adopted the 2014 stock incentive plan (the “2014 Plan”) which allows the Company to offer a variety of incentive awards to employees, directors, officers and other eligible persons in the Company, and consultants and advisors outside the Company. The maximum number of ordinary Shares that may be delivered pursuant to awards granted to eligible persons under 2014 Plan during calendar year 2014 is equal to 5,000,000 ordinary shares; provided, that, as of January 1 of each calendar year thereafter during the term of 2014 plan, the maximum number of ordinary shares that may be delivered pursuant to awards granted to eligible persons under 2014 Plan shall be increased by 3,000,000 Ordinary Shares. As of result, the total number of ordinary shares authorized under the 2014 Plan was 23,000,000 as of December 31, 2020. As of December 31, 2020, 4,399,900 shares were available for future grant of awards.

Options to employees

During 2017 and 2018, the Company granted totaling 2,490,000 and 280,000 stock options to employees at an exercise price that equaled the trading price of the stock upon the stock option grant, respectively. These options vest over 3 years. There were no grants in 2019 and 2020.

The fair value of employee options was estimated on the basis of the Black-Scholes Option Price model with the following assumptions:

	Years ended December 31,
	2018	2019	2020
Weighted average risk free rate of return	2.52%	—	—
Weighted average expected option life	7.34 years	—	—
Expected volatility rate	76.44%	—	—
Dividend yield	—	—	—

(1)	Expected volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of the Company over the past years.

(2)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of treasury bonds of the United States with a maturity period close to the expected term of the options.

(3)	Expected option life

The expected life was estimated based on historical information.

(4)	Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

(5)	Exercise price

Options are generally granted at an exercise price equal to the fair market value of the Company’s shares at the date of grant.

Options to non-employees

During 2014 and 2017, the Company granted 30,000 and 200,000 options under the 2014 Plan to a consultant. The fair value of non-employee options is estimated using the Black-Scholes Option Pricing model as such method provided a more accurate estimate of the fair value of services provided by the consultants and strategic advisers. The fair value of the stock options is remeasured as of the end of each reporting period until the services of these non-employees are complete under the service contracts. These options vest over 3 years. There were no grants in 2019 and 2020.

Summary of stock options to employees and non-employees

A summary of the stock option activity is as follows:

	2018		2019		2020
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	of options	exercise price	of options	exercise price	of options	exercise price
Outstanding at beginning of year	3,755,000	$0.49	3,675,000	$0.48	3,475,000	$0.46
Granted	280,000	0.43	—	—	—	—
Exercised	—	—	—	—	—	—
Forfeited	(360,000)	0.62	(200,000)	0.72	(360,000)	0.52
Outstanding at end of year	3,675,000	$0.48	3,475,000	$0.46	3,115,000	$0.41
Shares exercisable at end of year	1,877,000	$0.59	2,529,000	$0.49	2,234,600	$0.43

The following table summarizes information with respect to stock options outstanding at December 31, 2020:

	Options outstanding				Option exercisable
Stock option with exercise price of:	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price	Aggregate intrinsic value as of December 31, 2020	Number exercisable	Weighted average exercise price	Aggregate intrinsic value as of December 31, 2020
$0.878	575,000				575,000
$0.920	40,000				40,000
$0.302	780,000				592,800
$0.348	1,310,000				890,800
$0.348	200,000				136,000
$0.434	210,000				—
	3,115,000	4.88	$0.41	—	2,234,600	$0.43	—

Summary of stock options to employees and non-employees - continued

The weighted-average grant-date fair value of options granted during the years 2017 and 2018 was $0.24 and $0.32, respectively. The total intrinsic value of options exercised were nil during the years ended December 31, 2018, 2019 and 2020. The total fair value of shares vested during the year ended December 31, 2018, 2019 and 2020 was $646,612, $445,888 and $242,752, respectively. There were no grants in 2020.

The Company recognized share-based compensation expenses of $360,884, $177,414 and $34,617 for stock option under 2014 Plan in the years ended December 31, 2018, 2019 and 2020, respectively.

As of December 31, 2020, there were $955 unrecognized share-based compensation expenses relating to the stock options under 2014 Plan, which are expected to be recognized over a weighted average period of 0.1 year.

Restricted shares to employees

During 2014, the Company granted 1,780,000 restricted shares under the 2014 Plan to directors and employees. The vesting of the restricted shares is subject to rendering service to the Company for two years. Based on the Company’s requisite service period stated in the 2014 Plan, all the 1,780,000 shares were vested, of which 750,885 shares were issued as of December 31, 2020. The fair value of restricted shares was $0.878, which was the fair market value of the Company’s shares at the date of grant.

On November 16, 2015, the Company granted 3,800,000 restricted shares under the 2014 Plan to selected directors and employees. Subject to the agreement, the awards became activated and vest during the period commencing on the grant date and ending on November 16, 2018 (the “Vesting Term”), provided that the participant has achieved all the performance targets. The fair value of restricted shares was $0.742, which was the fair market value of the Company’s shares at the date of grant. As of December 31, 2020, 2,414,500 granted shares were activated, all of which were vested based on the participant’s achievement of performance target and the Company’s requisite service period stated. Furthermore, 773,685 shares were issued as of December 31, 2020.

On November 8, 2016, the Company granted 200,000 restricted shares under the 2014 Plan to a selected employee. The vesting of the restricted shares is subject to rendering service to the Company for two years. As of December 31, 2020, all of 200,000 shares were vested, and no share was issued as of December 31, 2020.

On July 12, 2017, the Company granted 150,000 restricted shares under the 2014 Plan to a selected employee. The vesting of the restricted shares is subject to rendering service to the Company for 2.5 years. As of December 31, 2020, 150,000 shares were vested, and 77,975 shares were issued as of December 31, 2020.

On December 28, 2018, the Company granted 1,900,000 restricted shares under the 2014 Plan to a selected employee. The vesting of the restricted shares is subject to rendering service to the Company for 3 years. As of December 31, 2020, 1,292,000 shares were vested, and no share was issued as of December 31, 2020.

On December 3, 2019, the Company granted 8,000,000 restricted shares under the 2014 Plan to selected employees. The vesting of the restricted shares is subject to rendering service to the Company for 2 years. As of December 31, 2020, 4,000,000 shares were vested, and no share was issued as of December 31, 2020.

The Company recognized share-based compensation expenses of $497,531, $239,590 and $69,488 relating to the restricted shares granted to employees in 2018, 2019 and 2020, respectively. As of December 31, 2020, there were $231,326 unrecognized share-based compensation expenses relating to the restricted shares granted to employees, which are expected to be recognized over a weighted average period of 0.93 years.

Restricted shares of Shanghai Shangtong Co., Ltd. (“CFO Shangtong”), Fortune Zhengjin and CFO Tahoe

On July 1, 2014, CFO Shangtong and Fortune Zhengjin, two affiliates of the Company, entered into a series of contractual arrangement with selected employees of the Company. Pursuant to the agreement, these employees were granted 10% restricted shares of CFO Shangtong and Fortune Zhengjin. The vesting of the restricted shares is subject to rendering service to the Company for five years. The fair value of restricted shares was $28,965 and $2,464,455, which equal to the fair value of the CFO Shangtong and Fortune Zhengjin’s 10% net assets at the effective date of the agreement, respectively.

On July 1, 2015, Fortune Zhengjin entered into an additional arrangement with selected employees of the Company. Pursuant to the agreement, these employees were granted 8% restricted shares of Fortune Zhengjin. The vesting of the restricted shares is subject to rendering service to the Company for five years. The fair value of restricted shares was $4,681,533, which equal to the fair value of Fortune Zhengjin’s 8% net assets at the effective date of the agreement. CFO Tahoe also entered an arrangement with selected employees of the Company. Pursuant to the agreement, these employees were granted 1.95% restricted shares of CFO Tahoe. The fair value of restricted shares is subject to rendering service to the Company for five years. The fair value of restricted shares was $1,141,124, which equal to the fair value of CFO Tahoe’s 1.95% net assets at the effective date of the agreement.

On May 31, 2016, Fortune Zhengjin entered into another arrangement with selected employees of the Company. Pursuant to the agreement, these employees were granted 5.35% restricted shares of Fortune Zhengjin. The vesting of the restricted shares is subject to rendering service to the Company for five years. The fair value of restricted shares was $2,460,213, which equal to the fair value of Fortune Zhengjin’s 5.35% net assets at the effective date of the agreement.

There were $1,769, $1,240,579 and $139,749 share-based compensation expenses recorded in 2018 relating to CFO Shangtong, Fortune Zhengjin and CFO Tahoe, respectively. There were $522, $625,978 and $70,324 share-based compensation expenses recorded in 2019 relating to CFO Shangtong, Fortune Zhengjin and CFO Tahoe, respectively. There were nil, $234,238 and $21,077 share-based compensation expenses recorded in 2019 relating to CFO Shangtong, Fortune Zhengjin and CFO Tahoe, respectively.

As of December 31, 2020, there were nil and $43,123 and nil unrecognized share-based compensation expenses relating to CFO Shangtong, Fortune Zhengjin and CFO Tahoe, respectively, which are expected to be recognized over a weighted average period of 0.5 years.